Purchase and Minimum Rental Commitments Under Non-Cancelable Operating Leases (Details) $ in Thousands	Jul. 03, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Minimum rental commitments, 2018	$ 884
Minimum rental commitments, 2019	606
Minimum rental commitments, 2020	190
Purchase commitments, 2018	17,413
Purchase commitments, 2019	8,699
Purchase commitments, 2020	$ 3,897